Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expense and other current assets
Prepaid hosting fees and software licenses	€ 7,688	€ 7,788
Advance payments to the Group's partners for online payment services	789	2,168
Prepaid rent	960	904
Prepaid insurance and other goods and services	€ 968	€ 1,733